Restricted Stock Units - Additional Information (Details) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 01, 2021	Mar. 24, 2020	Feb. 01, 2020	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted		113,506
Award vesting period		3 years
Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted			135,000
Award vesting period			9 months
Within February 1, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights, percentage		25.00%
Within February 1, 2021 | Subsequent Event
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights, percentage			40.00%
Three-year Period Starting from February 1, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights, percentage		75.00%
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted				3,336,095	113,506	3,336,095
Aggregate grant date fair value of shares granted				$ 27,500,000
Grant date fair value per share				$ 8.25	$ 6.23	$ 8.25
Compensation expense					$ 6,204,000	$ 996,000
Unrecognized compensation cost				$ 26,500,000	$ 19,200,000	$ 26,500,000
Unrecognized compensation cost weighted-average remaining period					1 year 6 months 18 days	1 year 9 months
Restricted Stock Units (RSUs) | Scenario Forecast
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted	2,020,411
Award vesting period	3 years
Restricted Stock Units (RSUs) | Vest in One Year
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted						931,243
Restricted Stock Units (RSUs) | 2019 Targeted Adjusted EBITDA is Achieved
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted						124,723
Restricted Stock Units (RSUs) | 2020 Targeted Adjusted EBITDA is Achieved
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares granted						124,718
Restricted Stock Units (RSUs) | Within February 1, 2021 | Scenario Forecast
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights, percentage	25.00%
Restricted Stock Units (RSUs) | Three-year Period Starting from February 1, 2021 | Scenario Forecast
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting rights, percentage	75.00%